Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 4,433	¥ 9,995	¥ 15,749
Gross realized gain	2,264	5,559	3,248
Gross realized loss	¥ 37	¥ 532	¥ 401